Property, plant and equipment (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2018		Dec. 31, 2017		Dec. 31, 2016
Total | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment beginning of period	€ 125,358	[1]	€ 75,889
Additions	18,557		30,517		€ 15,306
Acquired from business combinations	0		20,230	[1]	0
Disposals	(2,385)		(898)		(2,973)
Transfers	(598)		(373)		(607)
Currency Translation	(189)		(210)		24
Other	(80)		203		(35)
Property, plant and equipment end of period	140,663		125,358	[1]	75,889
Total | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment beginning of period	(38,293)	[1]	(30,826)
Depreciation charge for the year	(12,223)		(8,689)	[1]	(6,420)
Disposals	2,134		875		1,212
Transfers	243		373		117
Currency Translation	(60)		196		(9)
Other	73		(222)		48
Property, plant and equipment end of period	(48,126)		(38,293)	[1]	(30,826)
Total | Carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment beginning of period	87,065	[1]	45,063		38,400
Property, plant and equipment end of period	92,537		87,065	[1]	45,063
Land and buildings | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment beginning of period	40,184	[1]	19,797
Additions	3,079		377		8
Acquired from business combinations	0		9,362	[1]	0
Disposals	(99)		(31)		(2)
Transfers	2,728		11,527		3
Currency Translation	(119)		(185)		69
Other	4		(663)		0
Property, plant and equipment end of period	45,777		40,184	[1]	19,797
Land and buildings | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment beginning of period	(4,504)	[1]	(5,093)
Depreciation charge for the year	(1,560)		(831)	[1]	(709)
Disposals	26		15		2
Transfers	(18)		521		0
Currency Translation	(15)		31		(17)
Other	0		853		0
Property, plant and equipment end of period	(6,071)		(4,504)	[1]	(5,093)
Land and buildings | Carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment beginning of period	35,680	[1]	14,704		15,350
Property, plant and equipment end of period	39,706		35,680	[1]	14,704
Plant and equipment | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment beginning of period	67,117	[1]	40,199
Additions	9,476		10,560		4,916
Acquired from business combinations	0		10,318	[1]	0
Disposals	(1,882)		(1,046)		(2,266)
Transfers	2,953		7,439		4,180
Currency Translation	(25)		(118)		0
Other	(82)		(235)		(39)
Property, plant and equipment end of period	77,557		67,117	[1]	40,199
Plant and equipment | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment beginning of period	(27,166)	[1]	(22,263)
Depreciation charge for the year	(8,010)		(5,531)	[1]	(4,048)
Disposals	2,102		842		541
Transfers	(253)		(444)		117
Currency Translation	(53)		166		6
Other	73		64		48
Property, plant and equipment end of period	(33,307)		(27,166)	[1]	(22,263)
Plant and equipment | Carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment beginning of period	39,951	[1]	17,936		14,481
Property, plant and equipment end of period	44,250		39,951	[1]	17,936
Leased assets | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment beginning of period	14,303	[1]	11,241
Additions	792		2,246		2,483
Acquired from business combinations	0		136	[1]	0
Disposals	(17)		(39)		(699)
Transfers	(732)		(425)		540
Currency Translation	(19)		5		(20)
Other	0		1,139		4
Property, plant and equipment end of period	14,327		14,303	[1]	11,241
Leased assets | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment beginning of period	(6,623)	[1]	(3,470)
Depreciation charge for the year	(2,346)		(2,327)	[1]	(1,663)
Disposals	6		18		669
Transfers	514		296		0
Currency Translation	8		(1)		2
Other	0		(1,139)		0
Property, plant and equipment end of period	(8,441)		(6,623)	[1]	(3,470)
Leased assets | Carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment beginning of period	7,680	[1]	7,771		6,455
Property, plant and equipment end of period	5,886		7,680	[1]	7,771
Construction in progress | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment beginning of period	3,754	[1]	4,652
Additions	5,210		17,334		7,899
Acquired from business combinations	0		414	[1]	0
Disposals	(387)		218		(6)
Transfers	(5,547)		(18,914)		(5,330)
Currency Translation	(26)		88		(25)
Other	(2)		(38)		0
Property, plant and equipment end of period	3,002		3,754	[1]	4,652
Construction in progress | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment beginning of period	0	[1]	0
Depreciation charge for the year	(307)		0	[1]	0
Disposals	0		0		0
Transfers	0		0		0
Currency Translation	0		0		0
Other	0		0		0
Property, plant and equipment end of period	(307)		0	[1]	0
Construction in progress | Carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment beginning of period	3,754	[1]	4,652		2,114
Property, plant and equipment end of period	€ 2,695		€ 3,754	[1]	€ 4,652

[1]	A * mark has been added next to the year 2017 in tables in the notes when the year has been impacted by the restatement.